T. ROWE PRICE Credit Opportunities Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  10.3% (1)
Automotive  0.1%
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.787%,
4/6/28  520 518
518
Broadcasting  0.8%
CMG Media, FRN, 3M TSFR + 3.50%, 7.272%, 6/18/29  1,306 1,232
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.132%, 11/30/29  288 279
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.532%, 6/30/28  186 187
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.087%,
12/31/29  328 279
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30  1,210 896
2,873
Cable Operators  0.9%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%,
4/15/27 (2) 2,758 2,379
Radiate Holdco, FRN, 8.787%, 9/25/29 (1.50% PIK and 1M
TSFR + 3.50% Cash) (11) 845 732
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.587%, 6/26/29 (3)
(4) 159 159
3,270
Financial  0.9%
Alera Group, FRN, 1M TSFR + 5.50%, 9.173%, 5/30/33  2,074 2,029
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
8.923%, 10/6/28  710 702
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.923%, 7/2/32  698 696
3,427
Food  0.2%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 8.673%, 10/31/31  768 691
691
Health Care  1.4%
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.923%, 10/8/30  1,297 1,262
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.423%, 1/15/31  597 597
Hopper Merger Sub, FRN, 1/5/34 (2)(3) 3,655 3,618
5,477
Information Technology  2.3%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.172%, 2/23/32  564 554
Delta Topco, FRN, 3M TSFR + 5.25%, 8.914%, 11/29/30  1,260 1,073
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32  1,894 1,818
Kaseya, FRN, 1M TSFR + 5.00%, 8.673%, 3/21/33  886 715
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
8.672%, 5/9/33  2,547 1,898
X, 9.50%, 10/26/29  2,335 2,448

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
X.AI, 12.50%, 6/28/30  300 340
8,846
Manufacturing  1.3%
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.171%, 9/28/28  951 932
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.934%, 5/21/29 (3) 1,946 1,955
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.423%, 7/29/29  1,580 1,580
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.672%, 12/14/28  525 528
4,995
Satellites  0.5%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.173%, 9/27/29  298 298
Vantor Holdings, FRN, 1M TSFR + 4.50%, 2/28/33 (2) 1,500 1,478
Viasat, FRN, 1M TSFR + 4.50%, 8.287%, 3/2/29  298 298
2,074
Services  0.1%
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.773%, 11/15/29  250 172
172
Utilities  0.9%
MacLean, 1/22/33 (2)(3) 3,600 3,564
3,564
Wireless Communications  0.9%
Asurion, FRN, 1M TSFR + 5.25%, 9.037%, 1/20/29 (2) 3,431 3,429
3,429
Total Bank Loans (Cost $40,899) 39,336
BOND FUNDS  1.4%
Mutual Funds & Exchange-Traded Funds  1.4%
iShares Broad USD High Yield Corporate Bond ETF (5) 71 2,640
iShares iBoxx High Yield Corporate Bond ETF (5) 33 2,643
Total Bond Funds (Cost $5,284) 5,283
COMMON STOCKS  0.2%
Hospital Supplies/Hospital Management  0.2%
Bausch + Lomb (6) 29 523
Total Common Stocks (Cost $535) 523

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE BONDS  0.3%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  460 506
506
Cable Operators  0.2%
Cable One, 1.125%, 3/15/28  950 739
739
Total Convertible Bonds (Cost $1,243) 1,245
CONVERTIBLE PREFERRED STOCKS  1.0%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27 (5) 8 612
612
Electric Utilities  0.3%
Southern, Series A, 7.125%, 12/15/28  22 1,172
1,172
Financial  0.2%
Ares Management, Series B, 6.75%, 10/1/27  18 692
692
Insurance  0.4%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $1,400 (3)
(6)(7) 58 1,400
1,400
Total Convertible Preferred Stocks (Cost $3,766) 3,876
CORPORATE BONDS  81.3%
Aerospace & Defense  2.9%
TransDigm, 6.00%, 1/15/33 (8) 1,630 1,660
TransDigm, 6.125%, 7/31/34 (8) 2,315 2,351
TransDigm, 6.25%, 1/31/34 (8) 555 574
TransDigm, 6.375%, 5/31/33 (8) 1,020 1,042
TransDigm, 6.625%, 3/1/32 (8) 1,680 1,740
TransDigm, 6.75%, 8/15/28 (8) 530 539
TransDigm, 6.75%, 1/31/34 (8) 1,365 1,417
TransDigm, 6.875%, 12/15/30 (8) 1,080 1,124
TransDigm, 7.125%, 12/1/31 (8) 450 472
10,919

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Automotive  3.8%
Adient Global Holdings, 8.25%, 4/15/31 (8) 815 852
Advance Auto Parts, 7.00%, 8/1/30 (8) 1,210 1,241
Advance Auto Parts, 7.375%, 8/1/33 (8) 2,575 2,639
Clarios Global, 6.75%, 5/15/28 (8) 160 164
Clarios Global, 6.75%, 2/15/30 (8) 635 665
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  493 618
Nissan Motor, 4.81%, 9/17/30 (8) 545 518
Nissan Motor, 7.50%, 7/17/30 (8) 300 317
Nissan Motor, 7.75%, 7/17/32 (8) 300 320
Nissan Motor, 8.125%, 7/17/35 (8) 300 327
Nissan Motor Acceptance, 5.625%, 9/29/28 (8) 335 337
Nissan Motor Acceptance, 6.125%, 9/30/30 (8) 665 666
Rivian Holdings, 10.00%, 1/15/31 (8) 4,570 4,323
Wand NewCo 3, 7.625%, 1/30/32 (8) 1,380 1,439
14,426
Broadcasting  6.1%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (8) 530 560
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (8) 1,110 1,118
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (8) 665 718
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (8) 795 802
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (8) 795 838
CMG Media, 8.875%, 6/18/29 (8) 2,240 1,967
Discovery Global Holdings, 5.05%, 3/15/42  1,610 1,131
E.W. Scripps, 9.875%, 8/15/30 (8) 1,350 1,364
Gray Media, 5.375%, 11/15/31 (8) 995 786
Gray Media, 9.625%, 7/15/32 (8) 1,000 1,039
iHeartCommunications, 9.125%, 5/1/29 (8) 1,060 943
Neptune Bidco U.S., 9.29%, 4/15/29 (8) 1,869 1,875
Neptune Bidco U.S., 9.50%, 2/15/33 (8) 1,300 1,274
Neptune Bidco U.S., 10.375%, 5/15/31 (8) 2,545 2,569
Sirius XM Radio, 5.00%, 8/1/27 (8) 430 430
Sirius XM Radio, 5.50%, 7/1/29 (8) 330 330
Sirius XM Radio, 5.875%, 4/15/32 (8) 1,900 1,894
Stagwell Global, 5.625%, 8/15/29 (8) 810 746
Univision Communications, 8.50%, 7/31/31 (8) 1,445 1,485
Univision Communications, 9.375%, 8/1/32 (8) 1,310 1,385
23,254
Building & Real Estate  1.1%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (8) 305 306
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (8) 260 275
Howard Hughes, 4.125%, 2/1/29 (8) 295 286
Howard Hughes, 5.875%, 3/1/32 (8) 1,500 1,499

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Howard Hughes, 6.125%, 3/1/34 (8) 1,666 1,663
4,029
Building Products  1.6%
Builders FirstSource, 6.375%, 6/15/32 (8) 358 368
Builders FirstSource, 6.375%, 3/1/34 (8) 550 566
CP Atlas Buyer, 9.75%, 7/15/30 (8) 1,075 1,076
New Enterprise Stone & Lime, 5.25%, 7/15/28 (8) 365 365
Quikrete Holdings, 6.375%, 3/1/32 (8) 1,600 1,663
Quikrete Holdings, 6.75%, 3/1/33 (8) 1,935 2,011
6,049
Cable Operators  6.7%
C&W Senior Finance, 9.00%, 1/15/33 (8) 745 772
CCO Holdings, 4.50%, 6/1/33 (8) 1,085 969
CCO Holdings, 4.75%, 2/1/32 (8) 955 888
CCO Holdings, 7.00%, 2/1/33 (8) 1,800 1,841
CCO Holdings, 7.375%, 3/1/31 (5)(8) 975 1,006
Charter Communications Operating, 6.484%, 10/23/45  1,005 956
CSC Holdings, 6.50%, 2/1/29 (8) 545 344
CSC Holdings, 7.50%, 4/1/28 (8) 785 441
CSC Holdings, 11.25%, 5/15/28 (8) 1,010 800
CSC Holdings, 11.75%, 1/31/29 (8) 545 388
Directv Financing, 10.00%, 2/15/31 (8) 1,785 1,826
DISH DBS, 5.25%, 12/1/26 (8) 1,000 972
DISH DBS, 5.75%, 12/1/28 (8) 2,331 2,258
DISH DBS, 7.375%, 7/1/28  1,135 1,098
DISH Network, 11.75%, 11/15/27 (8) 470 486
EchoStar, 10.75%, 11/30/29  6,857 7,489
Midcontinent Communications, 8.00%, 8/15/32 (8) 1,040 978
Sable International Finance, 7.125%, 10/15/32 (8) 650 660
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,315 1,540
25,712
Chemicals  1.8%
Avient, 6.25%, 11/1/31 (8) 200 206
Avient, 7.125%, 8/1/30 (8) 375 386
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (8) 520 547
Celanese U.S. Holdings, 7.05%, 11/15/30  475 507
Celanese U.S. Holdings, 7.20%, 11/15/33  1,225 1,317
Qnity Electronics, 5.75%, 8/15/32 (8) 740 757
Qnity Electronics, 6.25%, 8/15/33 (8) 215 223
Windsor Holdings III, 8.50%, 6/15/30 (8) 520 546
WR Grace Holdings, 5.625%, 8/15/29 (8) 595 570
WR Grace Holdings, 6.625%, 8/15/32 (8) 1,820 1,840
6,899

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products  0.6%
Newell Brands, 6.625%, 5/15/32 (5) 753 753
Newell Brands, 8.50%, 6/1/28 (8) 1,397 1,470
2,223
Container  0.2%
Ball, 6.00%, 6/15/29  800 825
825
Energy  12.0%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25,
Cost $1,274 (3)(7) 1,280 1,270
Aethon United BR, 7.50%, 10/1/29 (8) 511 538
AmeriGas Partners, 9.50%, 6/1/30 (8) 1,015 1,087
Breakwater Energy Holdings, 9.25%, 11/15/30 (8) 1,670 1,774
Comstock Resources, 6.75%, 3/1/29 (8) 1,271 1,267
Crescent Energy Finance, 7.375%, 1/15/33 (8) 2,795 2,778
Crescent Energy Finance, 7.625%, 4/1/32 (8) 1,420 1,435
Crescent Energy Finance, 9.25%, 2/15/28 (8) 688 706
Diamondback Energy, 5.75%, 4/18/54  1,155 1,127
Gulfport Energy Operating, 6.75%, 9/1/29 (8) 340 352
Hilcorp Energy I, 7.25%, 2/15/35 (8) 1,610 1,596
Hilcorp Energy I, 8.375%, 11/1/33 (8) 4,855 5,118
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (8) 700 733
Matador Resources, 6.00%, 4/15/34 (8) 802 803
Matador Resources, 6.25%, 4/15/33 (8) 750 763
NGL Energy Operating, 8.125%, 2/15/29 (8) 580 601
NGL Energy Operating, 8.375%, 2/15/32 (8) 880 923
Occidental Petroleum, 6.05%, 10/1/54  650 647
Permian Resources Operating, 6.25%, 2/1/33 (8) 1,210 1,251
Permian Resources Operating, 9.875%, 7/15/31 (8) 358 383
Prairie Acquiror, 9.00%, 8/1/29 (8) 1,380 1,440
Range Resources, 4.75%, 2/15/30 (8) 335 332
Seadrill Finance, 8.375%, 8/1/30 (8) 1,420 1,489
SM Energy, 8.625%, 11/1/30 (8) 695 736
SM Energy, 9.625%, 6/15/33 (8) 1,835 2,029
Sunoco, 7.00%, 5/1/29 (8) 395 410
Sunoco, 7.25%, 5/1/32 (8) 647 683
Tallgrass Energy Partners, 6.00%, 12/31/30 (8) 405 410
Tallgrass Energy Partners, 7.375%, 2/15/29 (8) 765 793
Transocean Aquila, 8.00%, 9/30/28 (8) 174 178
Transocean International, 7.875%, 10/15/32 (8) 560 600
Transocean International, 8.25%, 5/15/29 (8) 645 671
Transocean International, 8.50%, 5/15/31 (8) 670 709
Transocean International, 8.75%, 2/15/30 (8) 1,012 1,058

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, 8.375%, 6/1/31 (8) 705 722
Venture Global LNG, VR, 9.00% (8)(9)(10) 5,365 4,690
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (8) 800 842
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (8) 645 688
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (8) 520 577
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (8) 1,275 1,447
45,656
Entertainment & Leisure  1.6%
Churchill Downs, 5.75%, 4/1/30 (8) 455 459
Cinemark USA, 7.00%, 8/1/32 (8) 1,000 1,041
Royal Caribbean Cruises, 6.00%, 2/1/33 (8) 800 828
Six Flags Entertainment, 7.25%, 5/15/31 (5)(8) 1,930 1,896
Six Flags Entertainment Corp., 8.625%, 1/15/32 (8) 1,795 1,815
6,039
Financial  9.4%
Acrisure, 8.25%, 2/1/29 (8) 565 566
Acrisure, 8.50%, 6/15/29 (8) 650 650
Alliant Holdings Intermediate, 7.00%, 1/15/31 (8) 923 938
Alliant Holdings Intermediate, 7.375%, 10/1/32 (8) 900 893
Blackstone Mortgage Trust, 7.75%, 12/1/29 (8) 620 662
Cobra AcquisitionCo, 12.25%, 11/1/29 (8) 820 836
Focus Financial Partners, 6.75%, 9/15/31 (8) 896 895
Hightower Holding, 9.125%, 1/31/30 (8) 1,810 1,879
HUB International, 7.25%, 6/15/30 (8) 1,480 1,526
HUB International, 7.375%, 1/31/32 (8) 3,120 3,183
Jane Street Group, 6.125%, 11/1/32 (8) 895 898
Jane Street Group, 6.75%, 5/1/33 (8) 2,855 2,929
Jane Street Group, 7.125%, 4/30/31 (8) 1,512 1,567
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (8) 1,385 1,289
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (8) 1,240 893
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (8) 924 959
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (8) 1,885 1,874
Navient, 5.625%, 8/1/33  1,160 953
Navient, 7.875%, 6/15/32 (5) 850 791
Navient, 9.375%, 7/25/30  2,225 2,252
Navient, 11.50%, 3/15/31  1,590 1,687
OneMain Finance, 7.125%, 9/15/32  1,150 1,176
OneMain Finance, 7.50%, 5/15/31  905 934
Panther Escrow Issuer, 7.125%, 6/1/31 (8) 2,400 2,441
PennyMac Financial Services, 6.875%, 2/15/33 (8) 970 971
PennyMac Financial Services, 7.125%, 11/15/30 (8) 1,140 1,172
Ryan Specialty, 5.875%, 8/1/32 (8) 465 469

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USI, 7.50%, 1/15/32 (8) 506 520
35,803
Food  0.3%
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (8)(11) 582 602
Darling Ingredients, 6.00%, 6/15/30 (8) 465 471
1,073
Gaming  1.5%
Caesars Entertainment, 6.50%, 2/15/32 (8) 340 345
Caesars Entertainment, 7.00%, 2/15/30 (8) 1,100 1,128
Churchill Downs, 6.75%, 5/1/31 (8) 510 526
Light & Wonder International, 7.25%, 11/15/29 (8) 540 553
Light & Wonder International, 7.50%, 9/1/31 (8) 300 313
Ontario Gaming GTA, 8.00%, 8/1/30 (8) 1,270 1,226
Scientific Games Holdings, 6.625%, 3/1/30 (8) 5 5
Voyager Parent, 9.25%, 7/1/32 (8) 1,400 1,495
5,591
Health Care  6.9%
1261229 B.C., 10.00%, 4/15/32 (8) 1,865 1,937
AthenaHealth Group, 6.50%, 2/15/30 (8) 1,700 1,598
Bausch + Lomb, 8.375%, 10/1/28 (8) 530 551
CHS, 10.875%, 1/15/32 (8) 1,948 2,114
DaVita, 6.875%, 9/1/32 (8) 1,000 1,039
LifePoint Health, 8.375%, 2/15/32 (8) 2,100 2,271
LifePoint Health, 9.875%, 8/15/30 (8) 547 585
LifePoint Health, 10.00%, 6/1/32 (8) 3,896 4,081
LifePoint Health, 11.00%, 10/15/30 (8) 1,965 2,135
Medline Borrower, 5.25%, 10/1/29 (8) 595 595
Medline Borrower, 6.25%, 4/1/29 (8) 1,930 1,992
Molina Healthcare, 6.50%, 2/15/31 (8) 600 602
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  420 486
MPT Operating Partnership, 8.50%, 2/15/32 (8) 950 1,017
Opal Bidco, 6.50%, 3/31/32 (8) 2,463 2,536
Organon, 5.125%, 4/30/31 (8) 1,650 1,463
Tenet Healthcare, 6.125%, 10/1/28  203 204
Tenet Healthcare, 6.125%, 6/15/30  435 444
Tenet Healthcare, 6.875%, 11/15/31  290 317
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  395 432
26,399
Information Technology  3.5%
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (8)(11) 1,614 1,769
Cloud Software Group, 8.25%, 6/30/32 (8) 1,560 1,561
Cloud Software Group, 9.00%, 9/30/29 (8) 4,280 4,171

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dye & Durham, 8.625%, 4/15/29 (5)(8) 970 808
Entegris, 5.95%, 6/15/30 (8) 900 918
Gen Digital, 6.75%, 9/30/27 (8) 440 444
Gen Digital, 7.125%, 9/30/30 (8) 417 423
Match Group Holdings II, 4.625%, 6/1/28 (8) 305 302
Match Group Holdings II, 5.625%, 2/15/29 (8) 115 115
McAfee, 7.375%, 2/15/30 (8) 1,555 1,272
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00%
PIK) (8)(11) 499 530
X.AI, 12.50%, 6/30/30 (8) 1,080 1,230
13,543
Lodging  0.0%
Hilton Domestic Operating, 4.875%, 1/15/30  180 180
180
Manufacturing  0.4%
Madison IAQ, 5.875%, 6/30/29 (8) 1,530 1,527
1,527
Metals & Mining  0.8%
Arsenal AIC Parent, 8.00%, 10/1/30 (8) 945 998
Arsenal AIC Parent, 11.50%, 10/1/31 (8) 1,055 1,163
ATI, 5.125%, 10/1/31  235 236
ATI, 7.25%, 8/15/30  395 414
Hecla Mining, 7.25%, 2/15/28  166 166
2,977
Other Telecommunications  2.6%
Cipher Compute, 7.125%, 11/15/30 (8) 1,683 1,755
Frontier Communications Holdings, 6.00%, 1/15/30 (8) 560 566
Level 3 Financing, 6.875%, 6/30/33 (8) 1,415 1,465
Level 3 Financing, 7.00%, 3/31/34 (8) 2,080 2,162
Uniti Group, 8.625%, 6/15/32 (8) 800 811
WULF Compute, 7.75%, 10/15/30 (8) 2,940 3,113
9,872
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (8) 1,100 973
Getty Images, 11.25%, 2/21/30 (5)(8) 400 351
1,324
Real Estate Investment Trust Securities  1.8%
Service Properties Trust, 8.625%, 11/15/31 (8) 4,075 4,287
Service Properties Trust, 8.875%, 6/15/32  500 502
Service Properties Trust, Zero Coupon, 9/30/27 (8) 2,125 1,939
6,728
Retail  1.4%
CVS Health, VR, 6.75%, 12/10/54 (10) 1,260 1,314

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CVS Health, VR, 7.00%, 3/10/55 (10) 3,130 3,292
PetSmart, 7.50%, 9/15/32 (8) 800 810
5,416
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (8) 695 737
737
Services  3.5%
Albion Financing 1, 7.00%, 5/21/30 (8) 1,222 1,279
Allied Universal Holdco, 7.875%, 2/15/31 (8) 1,092 1,154
Avis Budget Car Rental, 8.25%, 1/15/30 (5)(8) 1,065 1,077
Axon Enterprise, 6.125%, 3/15/30 (8) 620 641
Axon Enterprise, 6.25%, 3/15/33 (8) 890 923
EG Global Finance, 12.00%, 11/30/28 (8) 1,895 2,038
Fortress Intermediate 3, 7.50%, 6/1/31 (8) 350 342
RB Global Holdings, 6.75%, 3/15/28 (8) 140 142
RB Global Holdings, 7.75%, 3/15/31 (8) 293 305
Sabre GLBL, 10.75%, 11/15/29 (8) 41 30
Shift4 Payments, 6.75%, 8/15/32 (8) 1,610 1,576
Staples, 10.75%, 9/1/29 (8) 605 557
TK Elevator U.S. Newco, 5.25%, 7/15/27 (8) 1,395 1,393
UKG, 6.875%, 2/1/31 (8) 1,880 1,824
13,281
Transportation  0.2%
Watco, 7.125%, 8/1/32 (8) 910 957
957
Utilities  7.9%
AES, VR, 6.95%, 7/15/55 (10) 335 323
AES, VR, 7.60%, 1/15/55 (10) 160 161
Alpha Generation, 6.75%, 10/15/32 (8) 1,215 1,264
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  580 599
HA Sustainable Infrastructure Capital, VR, 7.125%,
11/15/56 (10) 507 507
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (10) 861 908
HAT Holdings I, 8.00%, 6/15/27 (8) 848 882
NRG Energy, VR, 10.25% (8)(9)(10) 677 747
PG&E, VR, 6.85%, 9/15/56 (10) 1,200 1,199
PG&E, VR, 7.375%, 3/15/55 (10) 641 664
Talen Energy Supply, 6.25%, 2/1/34 (8) 1,600 1,628
Talen Energy Supply, 6.50%, 2/1/36 (8) 1,600 1,645
Talen Energy Supply, 8.625%, 6/1/30 (8) 4,414 4,646
Vistra, VR, 8.00% (8)(9)(10) 2,684 2,731
Vistra, Series C, VR, 8.875% (8)(9)(10) 7,715 8,504
Vistra Operations, 7.75%, 10/15/31 (8) 805 850

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (8) 1,250 1,296
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (8) 1,420 1,502
30,056
Wireless Communications  2.2%
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (8) 2,500 2,630
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (8) 2,780 2,764
Rogers Communications, VR, 7.00%, 4/15/55 (10) 2,815 2,945
8,339
Total Corporate Bonds (Cost $304,897) 309,834
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 3,674 2,508
Total Municipal Securities (Cost $2,189) 2,508
PREFERRED STOCKS  1.1%
Financial  1.1%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $3,241 (3)
(7) 3 3,163
Navacord, Class A, Acquisition Date: 1/30/26, Cost $978
(CAD) (3)(6)(7) 1 974
Total Preferred Stocks (Cost $4,219) 4,137
SHORT-TERM INVESTMENTS  5.7%
Money Market Funds  5.7%
T. Rowe Price Government Reserve Fund, 3.73% (13)(14) 21,788 21,788
Total Short-Term Investments (Cost $21,788) 21,788

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.3%
Money Market Funds 2.3%
T. Rowe Price Treasury Reserve Fund, 3.67% (13)(14) 8,936 8,936
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 8,936
Total Securities Lending Collateral (Cost $8,936) 8,936
Total Investments in Securities 104.3%
(Cost $393,756) $ 397,466
Other Assets Less Liabilities (4.3)% (16,266)
Net Assets 100.0% $ 381,200

T. ROWE PRICE Credit Opportunities Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2026, was $80 and was valued at $79 (0.0% of net assets).
(5) All or a portion of this security is on loan at February 28, 2026.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,807 and represents 1.8% of net assets.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $267,470 and represents 70.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies

T. ROWE PRICE Credit Opportunities Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 50 5 4 1
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 49 5 3 2
Total Bilateral Credit Default Swaps, Protection
Sold 7 3
Total Bilateral Swaps 7 3
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 1,203 75 67 8
Total Centrally Cleared Credit Default Swaps,
Protection Bought 8
Total Centrally Cleared Swaps 8
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ 4
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/24/26 USD 980 CAD 1,325 $ 6
Morgan Stanley 5/22/26 USD 1,068 EUR 898 3
RBC Dominion
Securities 4/24/26 USD 901 CAD 1,240 (11)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2)

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 398++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 398+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 16,533  ¤  ¤ $ 21,788
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 8,936
Total $ 30,724^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $398 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $30,724.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Credit Opportunities Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Credit
Opportunities Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Credit Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Credit Opportunities Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Credit Opportunities Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 30,040 $ 9,296 $ 39,336
Bond Funds 5,283 — — 5,283
Common Stocks 523 — — 523
Convertible Preferred Stocks 2,476 — 1,400 3,876
Corporate Bonds — 308,564 1,270 309,834
Fixed Income Securities
1
— 3,753 — 3,753
Preferred Stocks — — 4,137 4,137
Short-Term Investments 21,788 — — 21,788
Securities Lending Collateral 8,936 — — 8,936
Total Securities 39,006 342,357 16,103 397,466
Swaps* — 18 — 18
Forward Currency Exchange
Contracts — 9 — 9
Total $ 39,006 $ 342,384 $ 16,103 $ 397,493
Liabilities
Forward Currency Exchange
Contracts $ — $ 11 $ — $ 11
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Credit Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $(133,000) for the period ended February 28, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of February 28, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment
in Securities
Bank Loans $ 1,010 $ 5 $ 8,54 8 $ (866) $ 1,323 $ (724) $ 9,29 6
Convertible
Preferred
Stocks 1,400 — — — — — 1,400
Corporate
Bonds — — 1,270 — — — 1,270
Preferred
Stocks 3,296 (137) 978 — — — 4,137
Total $ 5,706 $ (132) $ 10,79 6 $ (866) $ 1,323 $ (724) $ 16,10 3

T. ROWE PRICE Credit Opportunities Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F105-054Q3 02/26